Nissan Auto Receivables 2016-A Servicer’s Certificate	Exhibit 99.1

Collection Period	31-Dec-18	30/360 Days	30	Collection Period Start	1-Dec-17
Distribution Date	16-Jan-18	Actual/360 Days	32	Collection Period End	31-Dec-18
				Prior Month Settlement Date	15-Dec-17
				Current Month Settlement Date	16-Jan-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	469,581,458.70	448,487,770.79	0.430548
Yield Supplement Overcollaterization		45,350,668.44	13,499,459.81	12,610,467.99
Total Adjusted Pool Balance		1,041,667,188.10	456,081,998.89	435,877,302.80
Total Adjusted Securities		1,041,666,666.68	456,081,998.89	435,877,302.80	0.418442
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	10,590,181.21	0.00	0.000000
Class A-2b Notes	1.82703%	175,000,000.00	8,825,151.00	0.00	0.000000
Class A-3 Notes	1.34000%	305,000,000.00	305,000,000.00	304,210,636.12	0.997412
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	10,590,181.21	9,354.66	50.4294343	0.0445460
Class A-2b Notes	8,825,151.00	14,332.28	50.4294343	0.0818987
Class A-3 Notes	789,363.88	340,583.33	2.5880783	1.1166667
Class A-4 Notes	0.00	119,250.00	—	1.3250000
Certificates	0.00	0.00	—	—

Total Securities	20,204,696.09	483,520.27

I. COLLECTIONS

Interest:
Interest Collections	989,904.21
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	989,904.21
Principal:
Principal Collections	20,604,885.09
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	20,604,885.09
Recoveries of Defaulted Receivables	231,802.65
Servicer Advances	0.00

Total Collections	21,826,591.95

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	35,643	456,081,998.89
Total Principal Payment		20,204,696.09

	34,956	435,877,302.80

Nissan Auto Receivables 2016-A Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	21,826,591.95
Reserve Account Draw	0.00
Total Available for Distribution	21,826,591.95

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	391,317.88
Servicing Fee Paid	391,317.88
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	9,354.66
Class A-2a Notes Monthly Interest Paid	9,354.66
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	14,332.28
Class A-2b Notes Monthly Interest Paid	14,332.28
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	340,583.33
Class A-3 Notes Monthly Interest Paid	340,583.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00
Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-A Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due	483,520.27
Total Note Monthly Interest Paid	483,520.27
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	20,951,753.80

4. Total Monthly Principal Paid on the Notes	20,204,696.09
Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	20,204,696.09
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00
Remaining Available Collections	747,057.71
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	747,057.71

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,167.97
Beginning Reserve Account Balance	2,604,167.97
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,167.97
Required Reserve Account Amount for Next Period	2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon	2.59%
Weighted Average Remaining Maturity	36.41

	Amount	Number
Principal on Defaulted Receivables	488,802.82	39
Principal Recoveries of Defaulted Receivables	231,802.65

Monthly Net Losses	257,000.17
Pool Balance at Beginning of Collection Period	469,581,458.70
Net Loss Ratio for Third Preceding Collection Period	0.75%
Net Loss Ratio for Second Preceding Collection Period	0.47%
Net Loss Ratio for Preceding Collection Period	0.33%
Net Loss Ratio for Current Collection Period	0.66%
Four-Month Average Net Loss Ratio	0.55%
Cumulative Net Losses for all Periods	6,481,228.87

Nissan Auto Receivables 2016-A Servicer’s Certificate

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,672,144.07	238	0.82%
61-90 Days Delinquent	934,210.45	63	0.21%
91-120 Days Delinquent	119,272.44	12	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,725,626.96	313	1.05%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.20%	0.21%
Delinquency Ratio for Second Preceding Collection Period	0.19%	0.18%
Delinquency Ratio for Preceding Collection Period	0.24%	0.22%
Delinquency Ratio for Current Collection Period	0.23%	0.21%
Four-Month Average Delinquency Ratio	0.21%	0.21%

60 Day Delinquent Receivables	1,125,004.19
Delinquency Percentage	0.25%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge- offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO
2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO
3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO
4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO
5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO